Schedule IV - Reinsurance	12 Months Ended
Dec. 31, 2014
Schedule IV - Reinsurance
Schedule IV - Reinsurance

Union Security Insurance Company

for the year ended December 31, 2014

Schedule IV - Reinsurance

	Direct amount	Ceded to other Companies	Assumed from other Companies	Net amount	Percentage of amount assumed to net
Life Insurance in Force	$74,650,477	$10,021,852	$1,010,223	$65,638,848	1.5%

Premiums:
Life insurance	$279,488	$77,978	$4,831	$206,341	2.3%
Accident and health insurance	763,290	87,282	153,118	829,126	18.5%
Total earned premiums	$1,042,778	$165,260	$157,949	$1,035,467	15.3%

Benefits:
Life insurance	$374,582	$229,548	$19,317	$164,351	11.8%
Accident and health insurance	829,675	396,127	148,202	581,750	25.5%
Total policyholder benefits	$1,204,257	$625,675	$167,519	$746,101	22.5%

Union Security Insurance Company

for the year ended December 31, 2013

Schedule IV - Reinsurance

	Direct amount	Ceded to other Companies	Assumed from other Companies	Net amount	Percentage of amount assumed to net
Life Insurance in Force	$73,382,530	$10,129,336	$954,647	$64,207,841	1.5%

Premiums:
Life insurance	$275,659	$81,965	$4,983	$198,677	2.5%
Accident and health insurance	755,076	97,819	145,697	802,954	18.1%
Total earned premiums	$1,030,735	$179,784	$150,680	$1,001,631	15.0%

Benefits:
Life insurance	$380,798	$237,530	$20,624	$163,892	12.6%
Accident and health insurance	537,002	97,064	141,417	581,355	24.3%
Total policyholder benefits	$917,800	$334,594	$162,041	$745,247	21.7%

Union Security Insurance Company

for the year ended December 31, 2012

Schedule IV - Reinsurance

	Direct amount	Ceded to other Companies	Assumed from other Companies	Net amount	Percentage of amount assumed to net
Life Insurance in Force	$71,453,196	$10,860,008	$981,157	$61,574,345	1.6%

Premiums:
Life insurance	$279,385	$89,869	$8,176	$197,692	4.1%
Accident and health insurance	760,390	100,033	149,937	810,294	18.5%
Total earned premiums	$1,039,775	$189,902	$158,113	$1,007,986	15.7%

Benefits:
Life insurance	$392,126	$253,829	$21,674	$159,971	13.5%
Accident and health insurance	486,912	51,151	136,130	571,891	23.8%
Total policyholder benefits	$879,038	$304,980	$157,804	$731,862	21.6%